Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) - Foreign Exchange Contracts [Member] - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Derivatives, Fair Value [Line Items]
Net fair value	$ (27,842)	$ 27,352
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	(27,465)	27,880
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	(377)	(528)
Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	221	30,141
Prepaid Expenses and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	2,758	2,840
Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	25	1,091
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(17,681)	(2,317)
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(3,135)	(3,368)
Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (10,030)	$ (1,035)